ACCOUNTING PRINCIPLES, Merger Transaction and Integration Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Merger transaction and integration cost [Abstract]
Merger transaction and integration costs	€ 0.0	€ 15.2	€ 15.4